DERIVATIVE LIABILITIES - WARRANTS (Tables)	12 Months Ended
Mar. 31, 2016
Derivative Liabilities Warrants Disclosure [Abstract]
Schedule Of Warrants Activity [Table Text Block]
A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2016		Fiscal Year 2015
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	89,870,034	$0.06	102,143,091	$0.06

Warrant exercises, forfeited or expired	48,283,968	$0.06	12,273,057	$0.07

Ending Balance	41,586,066	$0.06	89,870,034	$0.06

Schedule Of Warrants Valuation Assumptions [Table Text Block]
The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level 3 fair value hierarchy using the following assumptions:

	March 31	March 31	March 31
	2016	2015	2014
Risk-Free interest rate	0.18% - 0.73%	0.05% - 0.89%	0.05% - 1.32%
Expected volatility	52% - 81%	93% - 113%	111% - 207%
Expected life (in years)	0.2 – 2.1	1.2 – 3.1	0.3 - 4.1
Expected dividend yield	0%	0%	0%
Number of warrants	41,586,066	89,870,034	102,143,093

Fair value – Warrant Derivative Liability	$10,368,567	$17,762,573	$38,103,446

Change in warrant derivative liability for the twelve months ended	$7,394,006	$(18,447,573)	$32,997,869

Schedule Of Warrants Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]
The following table summarizes, as of March 31, 2016, 2015 and 2014, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)

	March 31	March 31	March 31
	2016	2015	2014
Balance at Beginning of Fiscal Year	$17,762,573	$38,103,446	$7,862,848
Warrants Exercised	(14,788,012)	(2,578,300)	(2,757,271)
Change in fair value of warrant liability	7,394,006	(18,447,573)	32,997,869
Balance at End of Fiscal Year	$10,368,567	$17,762,573	$38,103,446